24. Condensed Parent Company Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Other investments	$ 6,592	$ 6,767
Other assets	2,432	2,599
Total Assets	616,982	605,114
LIABILITIES AND STOCKHOLDERS' EQUITY
Interest, taxes and other liabilities	761	1,014
Other short term borrowings	20,052	20,051
Long Term Debt	47,698	47,750
Total Liabilities	563,422	552,312
STOCKHOLDERS' EQUITY	53,560	52,802	$ 32,991
Total Liabilities and Stockholders' Equity	616,982	605,114
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Interest and dividend income	22,763	23,171
Interest expense	(4,557)	(5,224)
(Loss) Income Before Income Taxes	132	1,749
Income tax benefit	1,205	777
Net Income	1,337	2,526
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	1,337	2,526
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	1,024	883
(Increase) decrease in other assets	(175)	(399)
Increase (decrease) in other liabilities	253	(1,581)
Net Cash provided by operating activities	4,984	3,452
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(25,267)	(36,565)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	1	(3,449)
Issuance of common stock	0	9,418
Issuance of preferred stock	0	6,938
Decrease in Long Term Debt	(52)	(52)
Net cash provided by (used in) financing activities	11,364	4,928
Net increase in cash and cash equivalents	(8,919)	(28,185)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	55,810	83,995
CASH AND CASH EQUIVALENTS AT END OF YEAR	46,891	55,810
Parent Company [Member]
ASSETS
Cash	14	331
Other investments	102	102
Equity in subsidiary	53,444	52,295
Other assets	0	74
Total Assets	53,560	52,802
LIABILITIES AND STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY	53,560	52,802
Total Liabilities and Stockholders' Equity	53,560	52,802
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Interest and dividend income	4	48
Other income	0	11
Interest expense	0	(356)
Operating expense	(95)	(155)
(Loss) Income Before Income Taxes	(91)	(452)
Income tax benefit	31	154
Equity in undistributed earnings of subsidiary	1,397	2,824
Net Income	1,337	2,526
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	1,337	2,526
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	0	24
Equity in undistributed earnings of subsidiary	(1,397)	(2,824)
(Increase) decrease in other assets	43	207
Increase (decrease) in other liabilities	0	(1,636)
Net Cash provided by operating activities	(17)	(1,703)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital contributed to subsidiary bank	(300)	(7,900)
Net cash provided by (used in) investing activities	(300)	(7,900)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	0	(3,450)
Issuance of common stock	0	9,418
Issuance of preferred stock	0	6,938
Redemption of capital securities	0	(3,150)
Net cash provided by (used in) financing activities	0	9,756
Net increase in cash and cash equivalents	(317)	153
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	331	178
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 14	$ 331